Total Capital and Net Income (Loss) Per Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Equity [Abstract]
Limited partners’ interest in net income (loss)	$ 19,134	$ (21,275)	$ 2,463	$ (14,063)
Weighted average number of common units (in units)	79,687,499	79,626,819	79,671,051	79,614,731
Dilutive effect of unit-based compensation (in units)	171,972	0	161,927	0
Weighted average number of common units and common unit equivalents (in units)	79,859,471	79,626,819	79,832,978	79,614,731
Basic (usd per unit)	$ 0.24	$ (0.27)	$ 0.03	$ (0.18)
Diluted (usd per unit)	$ 0.24	$ (0.27)	$ 0.03	$ (0.18)